Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,531,828)	$ (398,656)	$ (4,295,446)	$ (239,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	698	214	2,747
Stock based compensation		82,644	112,557	42,736
Restricted stock awards			1,000,000
Amortization of operating lease right-of-use	16,429	7,321	52,869
Changes in operating assets and liabilities:
(Increase) in prepaid expenses	(9,628)	(3,446)	(14,701)	(2,500)
(Increase) decrease in Inventory expenses	(96,496)		86,275
(Increase) in security deposit		(14,500)	(14,500)
Increase (decrease) in due to related party	3,654,727		2,821,826
Increase in accounts payable	34,268	13,534	2,889
(Decrease) increase in accrued expenses	(31,395)	28,873	118,860	41,970
(Decrease) in operating lease liabilities	(16,145)	(3,015)	(130,631)
Net cash used in operating activities	20,630	(287,031)	(257,255)	(157,645)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(15,726)	(54,631)	(22,145)
Sale of fixed assets	1,849		25,000
Net cash used in investing activities	1,849	(15,726)	(29,631)	(22,145)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in related party advances, net		20,223		12,497
Payment of note payable		(280,000)	(280,000)
Net proceeds from sale of equity		100,000	85,000	649,258
Net cash provided by financing activities		(159,777)	(195,000)	661,755
Net (decrease) in cash	22,479	(462,534)	(481,886)	481,965
Cash - beginning of year	79	481,965	481,965
Cash - end of year	$ 22,558	$ 19,431	79	481,965
Non-cash investing and financing activities:
Inventory acquired from debt and stock issuance				11,409,500
Expenses paid directly by officer on behalf of the Company				$ 12,497